COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, ₫ in Billions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 12,038.0	$ 479.2	₫ 14,242.8